Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of Maturities of Time Deposits [Table Text Block]
2013	$103,601
2014	53,474
2015	25,230
2016	15,254
2017	13,701
$211,260